Note 6 - Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Central Mare [Member]
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Year Ended December 31,
	2014	2015	2016	Presented in:
Management fees	33	-	-	Management fees - related party - Statement of comprehensive income/(loss)
Executive officers and other personnel expenses	840	1,560	1,530	General and administrative expenses - Statement of comprehensive income/(loss)
Amortization of awarded shares*	-	131	47	Management fees - related parties - Statement of comprehensive income/(loss)
Total	873	1,691	1,577
	Year Ended December 31,
	2014	2015	2016	Presented in:
Management fees	50	140	118	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	166	166	1,598	Management fees - related parties -Statement of comprehensive income/(loss)
Supervision services fees	49	72	43	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	31	66	104	Vessel operating expenses -Statement of comprehensive income/(loss)
	18	114	67	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	104	189	179	Management fees - related parties -Statement of comprehensive income/(loss)
	10	-	-	Prepayments and other – Balance sheet
Financing fees	40	44	131	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission for sale and purchase of vessels	383	570	-	Capitalized in Vessels, net/ Advances for vessels acquisitions / under construction – Balance sheet
Commission on charter hire agreements	46	161	358	Voyage expenses - Statement of comprehensive income/(loss)
Performance incentive fee	400	600	-	Management fees - related parties - Statement of comprehensive income/(loss)
Total	1,297	2,657	2,598